INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Tables)	12 Months Ended
Jun. 30, 2020
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Schedule of cash and cash equivalents

	06/30/2020	06/30/2019	06/30/2018

Cash at bank and on hand	4,813,012	3,450,873	2,215,103
Mutual funds	22,346,409	—	—
	27,159,421	3,450,873	2,215,103

Schedule of other financial assets

	06/30/2020	06/30/2019	06/30/2018
Current
Restricted short-term deposit	4,390,458	4,327,275	4,538,321
US Treasury bills	7,768,410	—	—
Other investments	16,640,965	347,718	—
Other marketable securities	—	8,515	12,526
	28,799,833	4,683,508	4,550,847

	06/30/2020	06/30/2019	06/30/2018
Non-current
Shares of Bioceres S.A.	321,705	374,685	240,920
Other marketable securities	998	1,728	2,438
	322,703	376,413	243,358

Schedule of trade receivables

	06/30/2020	06/30/2019	06/30/2018

Trade debtors	53,047,035	48,910,484	44,641,053
Allowance for impairment of trade debtors	(3,886,832)	(3,360,224)	(3,212,170)
Shareholders and other related parties (Note 16)	1,090,004	467,743	571,216
Allowance for impairment of shareholders and other related parties (Note 16)	(768)	(75,596)	(23,126)
Allowance for credit notes to be issued	(2,285,197)	(800,606)	(1,517,361)
Trade debtors - Parent company (Note 16)	—	440,268	361,606
Trade debtors - Joint ventures and associates (Note 16)	120,992	2,369	209,039
Discounted and deferred checks	25,461,399	13,651,939	11,858,170
	73,546,633	59,236,377	52,888,427

Schedule of other receivables

	06/30/2020	06/30/2019	06/30/2018
Current
Taxes	2,205,342	584,641	664,926
Other receivables - Other related parties (Note 16)	2,102	10,971	119,677
Other receivables - Parents companies and related parties to Parents (Note 16)	102,069	—	103,251
Other receivables - Joint ventures and associates (Note 16)	1,562,340	250,783	1,962,459
Prepayments to suppliers	379,914	496,001	516,742
Prepayments to suppliers - Shareholders and other related parties (Note 16)	81,737	—	—
Reimbursements over exports	29,077	366,594	362,815
Prepaid expenses and other receivables	128,650	213,597	—
Loans receivable	230,000	—	1,360
Miscellaneous	49,441	59,242	508,975
	4,770,672	1,981,829	4,240,205

	06/30/2020	06/30/2019	06/30/2018
Non-current
Taxes	328,701	681,168	295,924
Reimbursements over exports	1,293,958	878,470	346,575
Other receivables - Joint ventures and associates (Note 16)	—	—	4,337,008
Miscellaneous	80,914	672	—
	1,703,573	1,560,310	4,979,507

Schedule of inventories

	06/30/2020	06/30/2019	06/30/2018

Agrochemicals	356,489	22,137	94,486
Seeds and grains	1,300,998	207,519	514,000
Microbiological resale products	13,486,668	13,894,018	8,389,191
Microbiological products produced	8,079,553	8,370,583	6,383,263
Goods in transit	1,292,239	751,737	776,869
Supplies	5,930,471	4,482,827	3,978,934
Allowance for obsolescence	(1,107,870)	(406,818)	(770,742)
	29,338,548	27,322,003	19,366,001

Schedule of biological assets

	06/30/2020	06/30/2019	06/30/2018

Biological assets	965,728	270,579	—
	965,728	270,579	—

Schedule of changes in biological assets

	Soybean	Corn	Wheat	Barley	Total
Beginning of the year	237,723	32,856	—	—	270,579
Initial recognition and changes in the fair value of biological assets	198,932	252,056	202,543	63,210	716,741
Decrease due to harvest / disposals	(447,132)	(252,372)	(227,303)	(59,626)	(986,433)
Cost incurred during the year	284,951	314,950	596,799	38,033	1,234,733
Exchange differences	(169,373)	(75,736)	(17,216)	(7,567)	(269,892)
Year ended June 30,2020	105,101	271,754	554,823	34,050	965,728

	Soybean	Corn	Wheat	Barley	Total
Beginning of the year	—	—	—	—	—
Initial recognition and changes in the fair value of biological assets	241,707	38,238	—	—	279,945
Decrease due to harvest / disposals	(288,791)	(45,687)	—	—	(334,478)
Cost incurred during the year	339,088	47,986	—	—	387,074
Exchange differences	(54,281)	(7,681)	—	—	(61,962)
Year ended June 30,2019	237,723	32,856	—	—	270,579

Schedule of property plant and equipment

	06/30/2020	06/30/2019	06/30/2018

Gross carrying amount	54,527,392	57,059,972	44,764,394
Accumulated depreciation	(13,012,286)	(13,225,424)	(4,587,248)
Net carrying amount	41,515,106	43,834,548	40,177,146

Schedule of net carrying amount

	Net carrying	Net carrying	Net carrying
	amount	amount	amount
Class	06/30/2020	06/30/2019	06/30/2018
Office equipment	188,280	213,437	194,819
Vehicles	1,149,455	1,785,701	1,099,603
Equipment and computer software	32,448	123,472	212,236
Fixtures and fittings	3,679,075	4,737,396	3,508,083
Machinery and equipment	5,449,233	6,336,691	4,466,293
Land and buildings	29,746,076	29,969,237	30,513,273
Buildings in progress	1,270,539	668,614	182,839
Total	41,515,106	43,834,548	40,177,146

Schedule of gross carrying amount

Gross carrying amount as of June 30, 2020 is as follows:

	Gross carrying amount
	As of the				Foreign
	beginning				currency		As of the
Class	of year	Additions	Reclassifications	Disposals	translation	Revaluation	end of year
Office equipment	629,119	42,658	—	—	(91,895)	—	579,882
Vehicles	3,604,537	248,800	(264,069)	(139,369)	(472,357)	—	2,977,542
Equipment and computer software	955,657	27,961	(375,242)	—	(142,697)	—	465,679
Fixtures and fittings	6,438,430	14,985	20,801	—	(993,785)	—	5,480,431
Machinery and equipment	10,233,501	556,693	(598,561)	—	(1,136,932)	—	9,054,701
Land and buildings	34,530,114	3,261	36,487	—	(4,772,065)	4,900,821	34,698,618
Buildings in progress	668,614	752,339	(57,288)	—	(93,126)	—	1,270,539
Total	57,059,972	1,646,697	(1,237,872)	(139,369)	(7,702,857)	4,900,821	54,527,392

Gross carrying amount as of June 30, 2019 is as follows:

	Gross carrying amount
		Adjustment
		of opening
		net book
	As of the	amount for				Foreign
	beginning	application				currency		As of the
Class	of year	of IAS 29	Additions	Transfers	Disposals	translation	Revaluation	end of year
Office equipment	243,948	333,904	30,621	—	(8,493)	29,139	—	629,119
Vehicles	1,660,294	1,054,631	1,093,749	—	(297,269)	93,132	—	3,604,537
Equipment and computer software	419,638	416,274	75,152	—	(1,685)	46,278	—	955,657
Fixtures and fittings	3,826,665	1,909,115	7,518	213,333	—	481,799	—	6,438,430
Machinery and equipment	5,404,029	3,976,720	98,034	7,863	(31,407)	778,262	—	10,233,501
Land and buildings	33,026,981	1,438,728	125,930	—	—	1,994,906	(2,056,431)	34,530,114
Buildings in progress	182,839	75,405	613,098	(221,196)	—	18,468	—	668,614
Total	44,764,394	9,204,777	2,044,102	—	(338,854)	3,441,984	(2,056,431)	57,059,972

Gross carrying amount as of June 30, 2018 is as follows:

	Gross carrying amount
	As of the				Foreign
	beginning				currency		As of the
Class	of year	Additions	Transfers	Disposals	translation	Revaluation	end of year
Office equipment	252,220	119,623	—	—	(127,895)	—	243,948
Vehicles	2,223,102	388,856	—	(131,746)	(819,918)	—	1,660,294
Equipment and computer software	426,529	189,094	47,744	(14,726)	(229,003)	—	419,638
Fixtures and fittings	4,665,074	6,178	1,646,914	(1,632)	(2,489,869)	—	3,826,665
Machinery and equipment	9,152,269	197,840	—	(23,010)	(3,923,070)	—	5,404,029
Land and buildings	30,931,226	26,017	651,662	—	(13,146,785)	14,564,861	33,026,981
Buildings in progress	870,469	1,864,186	(2,346,320)	—	(205,496)	—	182,839
Total	48,520,889	2,791,794	—	(171,114)	(20,942,036)	14,564,861	44,764,394

Schedule of accumulated depreciation

Accumulated depreciation as of June 30, 2020 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of	Disposals/		currency		as of the end of
Class	year	Reclassifications	Of the year	translation	Revaluation	year
Office equipment	415,682	—	35,879	(59,959)	—	391,602
Vehicles	1,818,836	(173,482)	426,623	(243,890)	—	1,828,087
Equipment and computer software	832,185	(307,816)	28,170	(119,308)	—	433,231
Fixtures and fittings	1,701,034	—	338,092	(237,770)	—	1,801,356
Machinery and equipment	3,896,810	(279,322)	553,399	(565,419)	—	3,605,468
Land and buildings	4,560,877	—	627,973	(604,216)	367,908	4,952,542
Total	13,225,424	(760,620)	2,010,136	(1,830,562)	367,908	13,012,286

Accumulated depreciation as of June 30, 2019 is as follows:

	Depreciation
		Adjustments of
	Accumulated	opening net
	as of the	book amount			Foreign		Accumulated
	beginning of	for application		Of the	currency		as of the end of
Class	year	of IAS 29	Disposals	year	translation	Revaluation	year
Office equipment	49,129	309,339	(4,007)	39,997	21,224	—	415,682
Vehicles	560,691	750,195	(205,618)	621,974	91,594	—	1,818,836
Equipment and computer software	207,402	486,143	(769)	99,350	40,059	—	832,185
Fixtures and fittings	318,582	912,404	—	397,989	72,059	—	1,701,034
Machinery and equipment	937,736	2,121,816	(16,807)	673,784	180,281	—	3,896,810
Land and buildings	2,513,708	1,343,500	—	617,162	221,428	(134,921)	4,560,877
Total	4,587,248	5,923,397	(227,201)	2,450,256	626,645	(134,921)	13,225,424

Accumulated depreciation as of June 30, 2018 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of			currency		as of the end of
Class	year	Disposals	Of the year	translation	Revaluation	year
Office equipment	31,522	—	41,740	(24,133)	—	49,129
Vehicles	373,215	(42,928)	434,632	(204,228)	—	560,691
Equipment and computer software	118,169	(13,641)	195,386	(92,512)	—	207,402
Fixtures and fittings	204,171	—	286,024	(171,613)	—	318,582
Machinery and equipment	746,828	—	741,508	(550,600)	—	937,736
Land and buildings	828,109	—	531,591	(516,056)	1,670,064	2,513,708
Total	2,302,014	(56,569)	2,230,881	(1,559,142)	1,670,064	4,587,248

Schedule of carrying amounts if recognized under cost model

	Value at cost
Class of property	06/30/2020	06/30/2019	06/30/2018
Land and buildings	12,549,876	14,330,892	18,244,100

Schedule of intangible assets

	06/30/2020	06/30/2019	06/30/2018

Gross carrying amount	42,832,837	45,848,737	29,155,315
Accumulated amortization	(7,499,373)	(6,232,311)	(2,497,970)
Net carrying amount	35,333,464	39,616,426	26,657,345

Schedule of technologies capitalized

Technologies
Crop	Germplasm	Protection	Yield	R&D Phase	Entity
Soybean	MG III-VIII(1)	GT (2)	HB4	Advanced Develop.	BCS Holding
Wheat	Spring / Winter	GluT (2)	HB4	Advanced Develop.	Trigall Genetics (3) (Note 12)

Notes:

(1)     Soybean germplasms are categorized by maturity groups (MG) from III to VIII. Non-dormant germplasms are alfalfa elite breeding materials without winter dormancy. A. cruentus germplasms are amaranth varieties of the A. cruentus species.

(2)     GT means glyphosate tolerance. GluT means glufosinate tolerance. Genuity is the glyphosate tolerance technology developed by Monsanto and Forage Genetics International for alfalfa. ALS means ALS-inhibitor herbicide tolerance.

(3)     Included in Trigall`s financial statements. Reflected in the Consolidated financial statements through the equity method investment.

Schedule of net carrying amount of each class of intangibles

	Net carrying	Net carrying	Net carrying
	amount	amount	amount
Class	06/30/2020	06/30/2019	06/30/2018
Seed and integrated products
Soybean HB4	7,345,923	6,120,336	4,927,853
Ecoseed integrated products	2,296,955	2,627,946	—
Crop nutrition
Microbiological products	2,503,631	2,208,117	2,122,484
Other intangible assets
Trademarks and patents	6,374,782	8,063,648	5,574,682
Software	686,965	994,723	949,310
Customer loyalty	16,125,208	19,601,656	13,083,016
Total	35,333,464	39,616,426	26,657,345

Schedule of gross carrying amounts of intangibles

     Gross carrying amount as of June 30, 2020 is as follows:

	Gross carrying amount
	As of the			Foreign
	beginning of			currency	As of the
Class	year	Additions	Disposals	translation	end of year
Seed and integrated products
Soybean HB4	6,120,336	1,225,587	—	—	7,345,923
Ecoseed integrated products	2,627,946	38,143	—	(369,134)	2,296,955
Crop nutrition
Microbiological products	3,267,200	1,358,315	(286,496)	(471,426)	3,867,593
Other intangible assets
Trademarks and patents	9,810,822	—	—	(1,378,076)	8,432,746
Software	2,149,340	233,434	—	(293,845)	2,088,929
Customer loyalty	21,873,093	—	—	(3,072,402)	18,800,691
Total	45,848,737	2,855,479	(286,496)	(5,584,883)	42,832,837

     Gross carrying amount as of June 30, 2019 is as follows:

	Gross carrying amount
		Adjustment
		of opening
		net book
	As of the	amount for			Foreign
	beginning of	application			currency	As of the
Class	year	of IAS 29	Additions	Disposals	translation	end of year
Seed and integrated products
Soybean HB4	4,927,853	—	1,192,483	—	—	6,120,336
Ecoseed integrated products	—	—	2,627,946	—	—	2,627,946
Crop nutrition
Microbiology products	2,505,864	841,753	41,485	(318,949)	197,047	3,267,200
Other intangible assets
Trademarks and patents	6,278,706	2,986,739	—	—	545,377	9,810,822
Software	1,444,603	438,703	200,600	(40,359)	105,793	2,149,340
Customer loyalty	13,998,289	6,658,894	—	—	1,215,910	21,873,093
Total	29,155,315	10,926,089	4,062,514	(359,308)	2,064,127	45,848,737

     Gross carrying amount as of June 30, 2018 is as follows:

	Gross carrying amount
	As of the			Foreign
	beginning of			currency	As of the end
Class	year	Additions	Disposals	translation	of year
Seed and integrated products
Soybean HB4	3,111,253	1,816,600	—	—	4,927,853
Crop nutrition
Microbiological products	3,782,238	484,825	—	(1,761,199)	2,505,864
Other intangible assets
Trademarks and patents	10,906,317	—	—	(4,627,611)	6,278,706
Software	1,787,925	614,529	—	(957,851)	1,444,603
Customer loyalty	24,315,484	—	—	(10,317,195)	13,998,289
Total	43,903,217	2,915,954	—	(17,663,856)	29,155,315

Schedule of accumulated amortization of intangibles

      Accumulated amortization as of June 30, 2020 is as follows:

	Amortization
	Accumulated
	as of			Foreign	Accumulated
	beginning of			currency	as of the end of
Class	year	Of the period	Disposals	translation	year
Crop nutrition
Microbiological products	1,059,083	471,135	(17,495)	(148,761)	1,363,962
Other intangible assets
Trademarks and patents	1,747,174	556,206	—	(245,416)	2,057,964
Software	1,154,617	399,090	—	(151,743)	1,401,964
Customer loyalty	2,271,437	723,103	—	(319,057)	2,675,483
Total	6,232,311	2,149,534	(17,495)	(864,977)	7,499,373

.     Accumulated amortization as of June 30, 2019 is as follows:

	Amortization
		Adjustment
		of opening
	Accumulated	net book
	as of	amount for			Foreign	Accumulated
	beginning of	application			currency	as of the end of
Class	year	of IAS 29	Disposals	Of the year	translation	year
Crop nutrition
Microbiology products	383,380	202,791	(20,887)	459,287	34,512	1,059,083
Other intangible assets
Trademarks and patents	704,024	334,919	—	647,101	61,130	1,747,174
Software	495,293	227,264	(40,359)	429,258	43,161	1,154,617
Customer loyalty	915,273	435,389	—	841,273	79,502	2,271,437
Total	2,497,970	1,200,363	(61,246)	2,376,919	218,305	6,232,311

     Accumulated amortization as of June 30, 2018 is as follows:

	Amortization
	Accumulated
	as of			Foreign	Accumulated
	beginning of			currency	as of the end
Class	year	Disposals	Of the year	translation	of year
Crop nutrition
Microbiological products	290,969	—	321,887	(229,476)	383,380
Other intangible assets
Trademarks and patents	503,553	—	617,478	(417,007)	704,024
Software	395,156	—	399,311	(299,174)	495,293
Customer loyalty	654,648	—	802,800	(542,175)	915,273
Total	1,844,326	—	2,141,476	(1,487,832)	2,497,970

Schedule of carrying amount of goodwill

	06/30/2020	06/30/2019	06/30/2018

Rizobacter	20,094,633	23,484,761	14,438,027
Semya	5,432,222	6,319,954	—
	25,526,855	29,804,715	14,438,027

Schedule of key assumptions for goodwill
Key assumption	Management’s approach
Discount rate

The discount rate used ranges was 15.55%.

The weighted average cost of capital ("WACC") rate has been estimated based on the market capital structure. For the cost of debt, the indebtedness cost of the CGU was used.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

The value assigned is consistent with external sources of information.

Budgeted market share of joint ventures and other customers

The projected revenue from the products and services of the CGU has been estimated by Rizobacter´s management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The value assigned is consistent with external sources of information.

Budgeted product prices

The prices estimated in the revenue projections are based on current and projected market prices for the products and services of the CGU

The value assigned is consistent with external sources of information.

Growth rate used to extrapolate future cash flow projections to terminal period	The growth rate used to extrapolate the future cash flow projections to terminal period is 2%. The value assigned is consistent with external sources of information.

Schedule of trade and other payable

	06/30/2020	06/30/2019	06/30/2018
Current
Trade creditors	37,139,351	30,489,072	22,222,872
Shareholders and other related parties (Note 16)	1,031,710	1,796,932	365,994
Trade creditors - Parent company (Note 16)	2,210,308	1,568,036	—
Trade creditors - Joint ventures and associates (Note 16)	14,409,853	4,805,149	3,493,113
Taxes	2,163,552	1,475,410	35,391
Consideration payment Semya acquisition (Note 16)	122,950	122,950	—
Miscellaneous	212,138	320,945	1,591,460
	57,289,862	40,578,494	27,708,830

	06/30/2020	06/30/2019	06/30/2018
Non-current
Consideration payment Semya acquisition (Note 16)	452,654	452,654	—
	452,654	452,654	—

Schedule of borrowings

	06/30/2020	06/30/2019	06/30/2018
Current
Bank overdrafts	73,362	—	532,912
Bank borrowings	47,646,912	52,274,611	54,304,759
Corporate bonds	12,611,940	8,416,768	3,262,924
BAF Loans	—	—	5,112,222
Net loans payables-Parents companies and related parties to Parents (Note 16)	3,389,521	5,399,883	1,816,084
Finance lease	—	385,947	280,027
	63,721,735	66,477,209	65,308,928
Non-current
Subordinated loan	10,364,045	—	—
Bank borrowings	3,497,671	16,239,743	25,253,940
Corporate bonds	18,364,894	8,018,884	—
Net loans payables-Parents companies and related parties to Parents (Note 16)	9,000,000	12,358,024	—
Finance lease	—	462,870	454,265
	41,226,610	37,079,521	25,708,205

Schedule of carrying value of borrowings

	06/30/2020		06/30/2019		06/30/2018
	Amortized		Amortized		Amortized
	cost	Fair value	cost	Fair value	cost	Fair value
Current
Bank borrowings	47,646,912	44,578,784	52,274,611	52,088,002	54,304,759	51,842,735
Corporate Bonds	12,611,940	11,997,981	8,416,768	7,632,806	3,262,924	3,126,570

Non-current
Bank borrowings	3,497,671	3,072,395	16,239,743	1,427,455	25,253,940	20,610,018
Corporate Bonds	18,364,894	16,135,876	8,018,884	6,972,332	—	—

Schedule of financial instruments that are offset

As of June 30, 2020, there were no offsets of financial assets and liabilities of the Parents.

		Gross amounts set off	Net amounts presented
		in the Statement of	in the Statement of
Parents companies and related parties to Parents	Gross amounts	Financial Position	Financial Position
Current other receivables	15,827,847	(15,827,847)	—
Total current assets	15,827,847	(15,827,847)	—
Current borrowings	(21,227,730)	15,827,847	(5,399,883)
Total current liabilities	(21,227,730)	15,827,847	(5,399,883)
Non-current borrowings	(12,358,024)	—	(12,358,024)
Total non-current liabilities	(12,358,024)	—	(12,358,024)

Schedule of employee benefits and social security

	06/30/2020	06/30/2019	06/30/2018

Salaries, accrued incentives, vacations and social security	2,960,542	3,044,965	2,855,678
Key management personnel (Note 16)	1,550,050	2,312,253	1,556,035
	4,510,592	5,357,218	4,411,713

Non-current
Key management personnel (Note 16)	534,038	—	—
	534,038	—	—

Schedule of deferred revenue and advances from customers

	06/30/2020	06/30/2019	06/30/2018

Advances from customers	2,865,437	1,074,463	1,007,301
	2,865,437	1,074,463	1,007,301

Schedule of government grants

	06/30/2020	06/30/2019	06/30/2018

Current	1,270	2,110	17,695
Non-current	2,335	8,098	15,532
Total	3,605	10,208	33,227

Schedule of government grants rollforward

	06/30/2020	06/30/2019	06/30/2018

At of the beginning of the year	10,208	33,227	118,545
Adjustment of opening net book amount for application of IAS 29	—	(27,794)	—
Received during the year	32,073	31,785	103,382
Currency conversion difference	(13,944)	(10,638)	(137,114)
Released to the statement of profit or loss	(24,732)	(16,372)	(51,586)
At the end of year	3,605	10,208	33,227

Schedule of provisions

	06/30/2020	06/30/2019	06/30/2018
Provisions for contingencies	417,396	439,740	845,486
	417,396	439,740	845,486

Schedule of financed payment - Acquisition of business

	06/30/2020	06/30/2019	06/30/2018

Purchase option	—	—	14,605,469
Financed payment to sellers	—	2,826,611	5,618,121
	—	2,826,611	20,223,590
Non-current
Financed payment to sellers	—	—	2,651,019
	—	—	2,651,019

Schedule of private placements

	06/30/2020	06/30/2019	06/30/2018
Private warrants	1,686,643	2,861,511	—
	1,686,643	2,861,511	—

Schedule of convertible notes

	06/30/2020	06/30/2019	06/30/2018

Convertible notes	43,029,834	—	—
	43,029,834	—	—

Schedule of changes in allowances and provisions

				Currency
			Uses and	conversion
Item	06/30/2019	Additions	reversals	difference	06/30/2020
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(3,360,224)	(1,520,928)	2,115	992,205	(3,886,832)
Allowance for impairment of related parties	(75,596)	(879)	45,516	30,191	(768)
Allowance for obsolescence	(406,818)	(984,207)	6,390	276,765	(1,107,870)

Total deducted from assets	(3,842,638)	(2,506,014)	54,021	1,299,161	(4,995,470)

INCLUDED IN LIABILITIES

Provisions for contingencies	(439,740)	(208,377)	7,852	222,869	(417,396)

Total included in liabilities	(439,740)	(208,377)	7,852	222,869	(417,396)

Total	(4,282,378)	(2,714,391)	61,873	1,522,030	(5,412,866)

					Currency
			Uses and		conversion
Item	06/30/2018	Additions	reversals	IAS 29	difference	06/30/2019
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(3,212,170)	(654,991)	87,916	1,220,652	(801,631)	(3,360,224)
Allowance for impairment of related parties	(23,126)	(80,913)	12,408	17,396	(1,361)	(75,596)
Allowance for obsolescence	(770,742)	(736,372)	615,467	273,252	211,577	(406,818)

Total deducted from assets	(4,006,038)	(1,472,276)	715,791	1,511,300	(591,415)	(3,842,638)

INCLUDED IN LIABILITIES

Provisions for contingencies	(845,486)	(74,109)	320,941	353,257	(194,343)	(439,740)

Total included in liabilities	(845,486)	(74,109)	320,941	353,257	(194,343)	(439,740)

Total	(4,851,524)	(1,546,385)	1,036,732	1,864,557	(785,758)	(4,282,378)

				Currency
			Uses and	conversion
Item	06/30/2017	Additions	reversals	difference	06/30/2018

DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(2,873,688)	(1,362,720)	76,329	947,909	(3,212,170)
Allowance for impairment of related parties	(205,960)	—	27,264	155,570	(23,126)
Allowance for obsolescence	(707,105)	(822,135)	160,331	598,167	(770,742)

Total deducted from assets	(3,786,753)	(2,184,855)	263,924	1,701,646	(4,006,038)

INCLUDED IN LIABILITIES

Provisions for contingencies	(1,415,290)	(84,411)	38,308	615,907	(845,486)

Total included in liabilities	(1,415,290)	(84,411)	38,308	615,907	(845,486)

Total	(5,202,043)	(2,269,266)	302,232	2,317,553	(4,851,524)